FAIR VALUE MEASUREMENTS - Unobservable input at fair value on a recurring basis (Details) - USD ($)	3 Months Ended		5 Months Ended	8 Months Ended	11 Months Ended
	Sep. 30, 2020	Jun. 30, 2020	Jun. 30, 2020	Sep. 30, 2020	Dec. 31, 2020
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Change in fair value of warrant liabilities	$ 7,848,267	$ 4,543,733	$ 4,543,733	$ 12,392,000	$ 128,463,731
Warrant
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Issuance of Public and Private Warrants					7,641,733
Change in fair value of warrant liabilities					12,392,000
Warrant | Level 1
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Transfers					(13,386,000)
Warrant | Level 2
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Transfers					$ (6,647,733)